CONVERTIBLE PROMISORY NOTES PAYABLE	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
CONVERTIBLE PROMISORY NOTES PAYABLE [Text Block]

NOTE 4 – CONVERTIBLE PROMISORY NOTES PAYABLE

Issued during the three month period ended May 31, 2013

Tranche II

On March 14, 2013, the Company borrowed $285,000 from four lenders by way of convertible debentures (a “Debenture”) having a term until March 14, 2014 (the “Maturity Date”) and bearing interest at 15% per annum which shall accrue and be payable on the earlier of the Maturity Date, or the date the entire principal amount of each Debenture is converted. The principal amount of the Debentures is convertible into shares of common stock of the Company at the option of the holder, in whole or in part, at a price of US$0.19 per share until the Maturity Date. The Debentures are secured by a first ranking floating charge security on all of the Company’s assets.

In addition each holder of a Debenture received five common share purchase warrants for each US$1.00 of principal amount of the Debenture, entitling the holder to acquire one share of common stock of the Company for each warrant at an exercise price of US$0.19 per share for a period of one year from the date of issuance resulting in the Company issuing 1,425,000 warrants with an exercise price of US$0.19 for one year. The Company determined the fair value of the warrants to be $130,826 using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0; Expected stock price volatility – 75%; Risk-free interest rate – 0.97%; Expected life – 1 year.

The proceeds were allocated to the Debenture and the warrants based on their relative fair values and accordingly, $195,334 was allocated to the Debenture and $89,666 was allocated to the warrants and recorded as a reduction in the liability and an increase in additional paid-in capital.

In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recognized the value of the embedded beneficial conversion feature of $164,666. This value was recorded as a reduction of the liability and an increase in additional paid-in capital.

In connection with this private placement of debentures, the Company also incurred filing fee costs of $1,425. Of the total issuance costs incurred, $353 was recorded as deferred debt issuance costs and $1,272 was charged to additional paid-in capital.

Tranche III

On April 4, 2013, the Company borrowed $200,000 from two lenders by way of convertible debentures (a “Debenture”) having a term until April 4, 2014 (the “Maturity Date”) and bearing interest at 15% per annum which shall accrue and be payable on the earlier of the Maturity Date, or the date the entire principal amount of each Debenture is converted. The principal amount of the Debentures is convertible into shares of common stock of the Company at the option of the holder, in whole or in part, at a price of US$0.19 per share until the Maturity Date. The Debentures are secured by a first ranking floating charge security on all of the Company’s assets.

In addition each holder of a Debenture received five common share purchase warrants for each US$1.00 of principal amount of the Debenture, entitling the holder to acquire one share of common stock of the Company for each warrant at an exercise price of US$0.19 per share for a period of one year from the date of issuance resulting in the Company issuing 1,000,000 warrants with an exercise price of US$0.19 for one year. The Company determined the fair value of the warrants to be $62,896 using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0; Expected stock price volatility – 75%; Risk-free interest rate – 0.97%; Expected life – 1 year.

The proceeds were allocated to the Debenture and the warrants based on their relative fair values and accordingly, $152,151 was allocated to the Debenture and $47,849 was allocated to the warrants and recorded as a reduction in the liability and an increase in additional paid-in capital.

The Company recognized the value of the embedded beneficial conversion feature of $58,375. This value was recorded as a reduction of the liability and an increase in additional paid-in capital.

In connection with this private placement of debentures, the Company also incurred filing fee costs of $1,070. Of the total issuance costs incurred, $502 was recorded as deferred debt issuance costs and $568 was charged to additional paid-in capital.

Issued during the year ended February 28, 2013

Tranche I

On February 19, 2013, the Company borrowed $5,305,540 from twenty four lenders by way of convertible debentures (a “Debenture”) having a term until February 19, 2014 (the “Maturity Date”) and bearing interest at 15% per annum which shall accrue and be payable on the earlier of the Maturity Date, or the date the entire principal amount of each Debenture is converted. The principal amount of the Debentures is convertible into shares of common stock of the Company at the option of the holder, in whole or in part, at a price of US$0.19 per share until the Maturity Date. The Debentures are secured by a first ranking floating charge security on all of the Company’s assets.

In addition each holder of a Debenture received five common share purchase warrants for each US$1.00 of principal amount of the Debenture, entitling the holder to acquire one share of common stock of the Company for each warrant at an exercise price of US$0.19 per share for a period of one year from the date of issuance resulting in the Company issuing 26,527,700 warrants with an exercise price of US$0.19 for one year. The Company determined the fair value of the warrants to be $2,049,578 using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0; Expected stock price volatility – 76%; Risk-free interest rate – 1.07%; Expected life – 1 year.

The proceeds were allocated to the Debenture and the warrants based on their relative fair values and accordingly, $3,827,098 was allocated to the Debenture and $1,478,442 was allocated to the warrants and recorded as a reduction in the liability and an increase in additional paid-in capital.

The Company recognized the value of the embedded beneficial conversion feature of $2,316,159. This value was recorded as a reduction of the liability and an increase in additional paid-in capital.

In connection with this private placement of debentures, the Company paid $73,958 in finder’s fees and issued 101,882 finder’s warrants. Each finder’s warrant entitles the holder to purchase one common share for US$0.19 per share for one year from the date of issuance. The fair value of the finder’s warrant portion calculated using the Black-Scholes Option Pricing Model was $5,770, recorded as a Debenture issuance cost. The Company also incurred legal and filing fee costs of $51,528. Of the total issuance costs incurred, $37,380 was recorded as deferred debt issuance costs and $93,876 was charged to additional paid-in capital.

	Three months	Year ended
Convertible Debenture	ended	February 28,
	May 31, 2013	2013
Balance, beginning	$1,624,128	$-
Subscriptions received	485,000	5,305,540
Subscriptions allocated to detachable share purchase warrants	(137,515)	(1,478,442)
Intrinsic beneficial conversion feature	(223,041)	(2,316,159)
Accretion	1,027,387	93,566
Interest	214,414	19,623
Balance, ending	$2,990,373	$1,624,128

The difference between the amount recorded to the Debentures on initial recognition and the value at Maturity will be accreted using the effective interest rate method. During the period ended May 31, 2013, $1,027,387 (year ended February 28, 2013 - $93,566), was expensed as a non-cash interest charge.

NOTE 5 – CONVERTIBLE PROMISORY NOTES PAYABLE

On February 19, 2013, the Company borrowed $5,305,540 from twenty four lenders by way of convertible debentures (a “Debenture”) having a term until February 19, 2014 (the “Maturity Date”) and bearing interest at 15% per annum which shall accrue and be payable on the earlier of the Maturity Date, or the date the entire principal amount of each Debenture is converted. The principal amount of the Debentures is convertible into shares of common stock of the Company at the option of the holder, in whole or in part, at a price of US$0.19 per share until the Maturity Date. The Debentures are secured by a first ranking floating charge security on all of the Company’s assets.

In addition each holder of a Debenture received five common share purchase warrants for each US$1.00 of principal amount of the Debenture, entitling the holder to acquire one share of common stock of the Company for each warrant at an exercise price of US$0.19 per share for a period of one year from the date of issuance resulting in the Company issuing 26,527,700 warrants with an exercise price of US$0.19 for one year. The Company determined the fair value of the warrants to be $2,049,578 using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0 ; Expected stock price volatility – 76%; Risk-free interest rate – 1.07%; Expected life – 1 year.

The proceeds were allocated to the Debenture and the warrants based on their relative fair values and accordingly, $3,827,098 was allocated to the Debenture and $1,478,442 was allocated to the warrants and recorded as a reduction in the liability and an increase in additional paid-in capital.

In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recognized the value of the embedded beneficial conversion feature of $2,316,159. This value was recorded as a reduction of the liability and an increase in additional paid-in capital.

In connection with this private placement of debentures, the Company paid $73,958 in finder’s fees and issued 101,882 finder’s warrants. Each finder’s warrant entitles the holder to purchase one common share for US$0.19 per share for one year from the date of issuance. The fair value of the finder’s warrant portion calculated using the Black-Scholes Option Pricing Model was $5,770, recorded as a Debenture issuance cost. The Company also incurred legal and filing fee costs of $51,528. Of the total issuance costs incurred, $37,380 was recorded as deferred debt issuance costs and $93,876 was charged to additional paid-in capital.

	February 28,	February 29,
Convertible Debenture – Tranche I	2013	2012
Opening balance	$-	$-
Subscriptions received	5,305,540	-
Subscriptions allocated to detachable share purchase warrants	(1,478,442)	-
Intrinsic beneficial conversion feature	(2,316,159)	-
Accretion	93,566	-
Interest	19,623	-
Closing balance	$1,624,128	$-

The difference between the amount recorded to the Debentures on initial recognition and the value at Maturity will be accreted using the effective interest rate method. During the year ended February 28, 2013, $93,566 was expensed as a non-cash interest charge.

During the year ended February 28, 2013 the Company received subscriptions of $350,000 towards convertible debenture offerings. These offerings closed subsequent to February 28, 2013 (Note 11).